Label	Element	Value
C000019443 [Member] | QDAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	62.00%
C000019443 [Member] | QDAAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	3.90%